TRANSACTIONS WITH KEY MANAGEMENT AND RELATED PARTIES - Disclosure of information about key management personnel (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Related party transactions [abstract]
Administrative fees	$ 180,000	$ 180,000
Advertising and promotion	125,000	150,000
Exploration costs	2,444,454	410,149
Consulting fees	220,238	16,887
Property acquisition costs	0	30,000
Wages and benefits	99,600	17,500
Stock-based compensation	6,568,853	2,209,382
Total	$ 9,638,145	$ 3,013,918